Cover	Sep. 01, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Sep. 01, 2021
Entity File Number	001-40681
Entity Registrant Name	WORKSPORT LTD.
Entity Central Index Key	0001096275
Entity Tax Identification Number	35-2696895
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3120 Rutherford Road
Entity Address, Address Line Two	Suite 414
Entity Address, City or Town	Vaughan
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4K 0B1
City Area Code	888
Local Phone Number	554-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	WKSPW
Security Exchange Name	NASDAQ